ACCOUNTS RECEIVABLE - Disclosure of accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Trade and settlement receivables	$ 5,397	$ 11,039
Insurance proceeds receivable	16	4,057
Other receivables	230	1,418
Accounts receivable	$ 5,643	$ 16,514